Subordinated Liabilities - Schedule of Subordinated Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Subordinated Liabilities [abstract]
£325m Sterling Preference Shares	£ 344	£ 344
Undated subordinated liabilities	581	574
Dated subordinated liabilities	2,603	2,683
Subordinated liabilities	£ 3,528	£ 3,601